Label	Element	Value
FPA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FPA International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide above average capital appreciation over the long term while attempting to minimize the risk of capital loss.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year figure is based on total annual Fund operating expenses after expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily seeks to identify investment opportunities across international markets, including both developed and emerging countries. It typically invests in equity securities of companies of all market capitalizations domiciled in jurisdictions outside of the United States. The portfolio manager does not restrict potential investments by market capitalization and the Fund may invest in small-, mid, and large-capitalization companies.

The Fund typically invests in a small selection of companies the portfolio manager believes are high quality and financially strong, and that the portfolio manager believes have management teams that run the business well operationally and allocate capital in a way that builds share value over time. The portfolio manager seeks to invest in these companies when their stock prices are significantly less than the portfolio manager's estimate of their intrinsic values per share. The portfolio manager defines the "intrinsic value" of a business to mean the discounted value of the sum of all the free cash flows that can be generated by the business during its remaining life. The Fund may invest in a variety of types of equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants.

The Fund's universe of potential investments primarily includes companies domiciled in jurisdictions where the portfolio manager believes reasonable business practices exist. In investing the Fund's assets, the portfolio manager focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections. The Fund will primarily invest in companies domiciled in Continental Europe, Japan, the United Kingdom, emerging Asian markets, the Americas (which typically excludes the United States), Australia and New Zealand, and developing EMEA (Europe, Middle East and Africa) countries. There are no geographic limits on the Fund's non-U.S. investments. The portfolio manager does not expect to invest more than 35% of the Fund's assets in securities of companies domiciled in emerging markets, however, the Fund's investments in emerging markets may exceed this amount depending on market opportunities. The Fund considers emerging markets to be markets located in countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Given the Fund's broad investment universe, the portfolio manager expects to be able to deploy a large part of the Fund's assets under normal circumstances. However, the Fund will seek to remain true to its investment discipline at all times and in all market conditions, and may at time hold cash in lieu of equities if the portfolio manager cannot find sufficient investment opportunities that meet its key investment criteria. In addition, the portfolio manager may invest in depositary receipts, which are receipts that represent interests in non-U.S. securities that may be sponsored or unsponsored.

The portfolio manager believes that the Fund's investment goals are best achieved by taking a long-term approach. The portfolio manager considers himself an owner of businesses and believes the intrinsic value of a business is not decided by what happens in a given quarter, but rather by what will happen over a multi-year period. However, the portfolio manager is also valuation-driven. As such, what ultimately dictates the Fund's holding period of any security is how much time it takes for the discount to fair value to unwind.

Key Investment Criteria. The portfolio manager expects to consider the following investment criteria, among others, under normal circumstances.

1.  Business Quality. The portfolio manager seeks to invest in businesses with high barriers to market entry, low threat of substitutes, sustainable competitive advantages, and power over customers as well as suppliers. The portfolio manager believes that such businesses can expand revenue over time, generate industry leading margins, realize high levels of free cash flow, and earn attractive returns on capital employed.

2.  Financial Strength. The portfolio manager considers the overall financial strength of businesses. The portfolio manager seeks to avoid companies with excessive leverage on their balance sheet relative to the free cash flow profile of the business. The portfolio manager believes that a strong balance sheet can help a company withstand temporary disruptions or adverse economic circumstances, and put it in a position to gain strength though challenging times.

3.  Strong Management. The portfolio manager seeks to invest in companies with shareholder-aligned management teams that have histories of both operational excellence and capital allocation that builds shareholder value.

4.  Low Absolute Valuation. The portfolio manager only makes investments when he believes the investment offers a high margin of safety, i.e., when the issuer's shares trade at a significant discount to the portfolio manager's estimate of their intrinsic value.

Given the portfolio manager's strict investment criteria, a broad potential investment universe, a limited number of holdings in the portfolio, and a benchmark-agnostic approach are all important aspects of the Fund's strategy. While there are thousands of publicly listed companies across international markets, the portfolio manager believes that only a limited number of them combine strong business fundamentals, financial strength, and shareholder-friendly management teams while trading at a significant discount to intrinsic value, which leads the portfolio manager to run a concentrated portfolio. The portfolio manager's benchmark-agnostic approach focuses on whether an opportunity meets all of the investment criteria, rather than where the company is domiciled or which sector or industry it operates in.

The portfolio manager is cognizant of macro-economic factors, but centers his analyses around, and selects stocks based on, the fundamentals of the underlying businesses. The portfolio manager performs security selection on a bottom-up basis and conducts extensive research on individual investment candidates, focusing on business fundamentals. The portfolio manager eschews businesses that do not lend themselves to appraisal. The portfolio manager uses research findings to estimate the intrinsic value of businesses.

The Fund's portfolio construction is the product of this research and valuation process. The portfolio manager selects companies that meet his qualitative investment criteria and in his view offer a significant margin of safety. The portfolio manager ranks all portfolio securities according to the relative discount to his estimate of intrinsic value and usually allocates the largest portfolio weightings to those investments that he believes offer the greatest opportunity for appreciation. The portfolio manager believes that this approach allows his best ideas to have a meaningful impact on the Fund's performance.

The portfolio manager may sell a portfolio holding when the holding's market price appreciates and approaches the portfolio manager's estimate of intrinsic value; when the portfolio manager finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or when the original investment thesis no longer holds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of non-U.S. currency, can make it more difficult for the Fund to sell its securities and could reduce the value of the Fund's shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from outside the U.S., confiscatory tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

Risks Associated with Investing in Emerging Markets. In investing the Fund's assets, the portfolio manager focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. The Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of securities that differs materially from its illustrative index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, national or international political events, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio manager, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Because of these and other risks, you could lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of these and other risks, you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 and 5 calendar year and since-inception periods compare with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The MSCI All Country World (ACWI) ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio.

To obtain updated monthly performance information, please visit the Fund's website at www.fpa.com/funds or call (800) 982-4372.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 and 5 calendar year and since-inception periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fpa.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during this time period were: Highest 13.16% (Quarter ended 3/31/2012) Lowest -10.23% (Quarter ended 9/30/2015)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.23%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2019)
FPA International Value Fund | MSCI ACWI ex-USA Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
FPA International Value Fund | FPA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,608
Annual Return 2012	rr_AnnualReturn2012	24.04%
Annual Return 2013	rr_AnnualReturn2013	18.00%
Annual Return 2014	rr_AnnualReturn2014	(9.19%)
Annual Return 2015	rr_AnnualReturn2015	(6.34%)
Annual Return 2016	rr_AnnualReturn2016	9.05%
Annual Return 2017	rr_AnnualReturn2017	27.12%
Annual Return 2018	rr_AnnualReturn2018	(10.81%)
Annual Return 2019	rr_AnnualReturn2019	24.05%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
FPA International Value Fund | FPA International Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.35%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.78%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.79%	[2]
FPA International Value Fund | FPA International Value Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.68%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.77%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[2]

[1]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 1.29% of the average net assets of the Fund (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) through April 30, 2021. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.